Accounts Receivable - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Full amount of insurance claim	$ 19,196
Self-insurance retention	1,000	$ 1,000
Amount claimed in insurance for business interruption	5,867
Other receivables	2,329	9,398
Claim additions	1,535	11,794
Cost of Goods Sold [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claim additions	345	6,244
Distribution Expenses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claim additions	30	196
Selling, General and Administrative Expenses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claim additions	1,001	1,700
Other Expense, Net [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claim additions	$ 159	$ 3,654